4. ACQUISITION OF 42WEST (Details) - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Acquisition Of 42west Details
Common Stock issued at closing and in April 2017 (787,415 shares)	$ 6,693,028
Common Stock issuable on January 2, 2018 (980,911 shares)	8,337,739
Contingent Consideration	3,743,000	$ 86,000	$ 0
Put Rights	750,343	(200,000)	$ 0
Sellers' transaction costs paid at closing	260,000
Sellers' tax liabilities assumed	786,000	159,000
Working capital adjustment	595,582	$ 595,582
Total acquisition fair value	$ 24,099,349